Commitments and Contingencies	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 12. COMMITMENTS AND CONTINGENCIES
Regulatory Matters
Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. As of June 30, 2021, all of the Company’s facilities operated by Regional or leased and subleased to third-party operators and managed for third-parties are certified by CMS and are operational. See Note 6
—Leases
.
Legal Matters
The Company is a party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time it operated SNFs resulted in injury or death to the patients of the Company’s facilities and claims related to professional and general negligence, employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.
The Company previously operated, and the Company and its tenants now operate, in an industry that is highly regulated. As such, in the ordinary course of business, the Company and its tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine.
In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare and Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company, or its tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.
Professional and General Liability Claims
Claims on behalf of the Company’s Former Patients Prior to the Transition
As of June 30, 2021, the Company is a defendant in
one
professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.
During the three and six months ended June 30, 2021, no professional and general liability actions related to the Company’s former patients prior to the Transition were filed against the Company.
During the three months ended March 31, 2020, the Company settled one professional and general liability action, as outlined below.

•
On January 29, 2020, the Company executed a settlement, in compromise of a complaint filed in the Circuit Court of Pulaski County, in the State of Arkansas, by a former patient at one of our facilities, against the Company on May 16, 2017. The plaintiff alleged medical negligence and injury. The settlement was paid in 2020, in exchange for dismissal of the case with prejudice, in the total amount of $40,000.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition
As of June 30, 2021, the Company is a defendant in an aggregate of 13 additional professional and general liability actions. These 13 additional professional and general liability actions, which set forth claims relating to time periods after the Transition, were commenced on behalf of former patients of our current or prior tenants. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions on behalf of former patients of our current or prior tenants all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company. There is no assurance that our tenants will have sufficient assets, income, access to financing and insurance coverage to enable them to satisfy their respective indemnification obligations.
During the three months ended June 30, 2021, one professional and general liability action, related to the Company’s current or former tenant’s former patients was filed against the Company. The Company was subsequently dismissed with prejudice from this action on July 6, 2021.
During the three months ended March 31, 2021, no professional and general liability actions related to the Company’s current or former tenant’s former patients were filed against the Company.
Prior Year Summary
During the three months ended June 30, 2020, two professional and general liability actions related to the Company’s current or former tenant’s former patients were filed against the Company.
During the three months ended March 31, 2020, one professional and general liability action related to the Company’s current or former tenant’s former patients was filed against the Company.
During the three months ended June 30, 2020, one professional and general liability action was dismissed without prejudice.
As of June 30, 2020, the Company was a defendant in an aggregate of 11 professional and general liability actions, primarily commenced on behalf of one of our former patients and ten of our current or prior tenant’s former patients.
The Company established a self-insurance reserve for its professional and general liability claims, included within “Accrued expenses” on the Company’s consolidated balance sheets of $0.2 million and $0.2 million as of June 30, 2021 and December 31, 2020, respectively. Additionally, as of June 30, 2021 and December 31, 2020, $0.1 million and $0.1 million, respectively, was reserved for settlement amounts in “Accounts payable” on the Company’s consolidated balance sheets. For additional information regarding the Company’s self-insurance reserve, see Part II, Item 8, “Financial Statements and Supplementary Data”,
Note 14
—Commitments and Contingencies
included in the Annual Report.
Ohio Attorney General Action.
On January 15, 2020, Ohio Attorney General (the “OAG”) voluntarily dismissed with prejudice all claims pending against the Company, certain subsidiaries of the Company and certain other parties, in the action they filed on October 27, 2016, in the Court of Common Pleas, Franklin County, Ohio. The dismissed lawsuit alleged that defendants, including the Company submitted improper Medicaid claims for independent laboratory services for glucose blood tests and capillary blood draws and further alleged that defendants (i) engaged in deception, (ii) willfully received Medicaid payments to which they were not entitled or in a greater amount than that to which they were entitled, and (iii) obtained payments under the Medicaid program to which they were not entitled pursuant to their provider agreements and applicable Medicaid rules and regulations. The OAG sought, among other things, triple the amount of damages proven at trial (plus interest) and not less than $5,000 and not more than $10,000 for each deceptive claim or falsification. As previously disclosed, the Company had received a letter from the OAG in February 2014 offering to settle its claims against the defendants for improper Medicaid claims related to glucose blood tests and capillary blood draws for a payment of approximately $1.0 million, which offer the Company declined. The January 15, 2020, dismissal of the case with prejudice renders all claims against the Company moot.

NOTE 12. COMMITMENTS AND CONTINGENCIES
Regulatory Matters
Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. As of September 30, 2021, all of the Company’s facilities operated by Regional or leased and subleased to third-party operators and managed for third-parties are certified by CMS and are operational. See Note 6
—Leases
.
Legal Matters
The Company is a party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time it operated SNFs resulted in injury or death to the patients of the Company’s facilities and claims related to professional and general negligence, employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.
The Company previously operated, and the Company and its tenants now operate, in an industry that is highly regulated. As such, in the ordinary course of business, the Company and its tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine.
In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare and Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company or its tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.
Professional and General Liability Claims
Claims on behalf of the Company’s Former Patients Prior to the Transition
As of September 30, 2021, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.
During the three and nine months ended September 30, 2021, no professional and general liability actions related to the Company’s former patients prior to the Transition were filed against the Company.
During the three months ended March 31, 2020, the Company settled one professional and general liability action, as outlined below.

•
On January 29, 2020, the Company executed a settlement, in compromise of a complaint filed in the Circuit Court of Pulaski County, in the State of Arkansas, by a former patient at one of our facilities, against the Company on May 16, 2017. The plaintiff alleged medical negligence and injury. The settlement was paid in 2020, in exchange for dismissal of the case with prejudice, in the total amount of $40,000.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition
As of September 30, 2021, the Company is a defendant in an aggregate of 12 additional professional and general liability actions. These 12 additional professional and general liability actions, which set forth claims relating to time periods after the Transition, were commenced on behalf of former patients of our current or prior tenants. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions on behalf of former patients of our current or prior tenants all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company. There is no assurance that our tenants will have sufficient assets, income, access to financing and insurance coverage to enable them to satisfy their respective indemnification obligations.
During the three months ended June 30, 2021, one professional and general liability action, related to the Company’s current or former tenant’s former patients was filed against the Company. The Company was subsequently dismissed with prejudice from this action on July 6, 2021.
During the three months ended March 31, 2021, no professional and general liability actions related to the Company’s current or former tenant’s former patients were filed against the Company.
Prior Year Summary
During the three months ended September 30, 2020, one professional and general liability actions related to the Company’s current or former tenant’s former patients were filed against the Company.
During the three months ended June 30, 2020, two professional and general liability actions related to the Company’s current or former tenant’s former patients were filed against the Company.
During the three months ended March 31, 2020, one professional and general liability action related to the Company’s current or former tenant’s former patients was filed against the Company.
During the three months ended June 30, 2020, one professional and general liability action was dismissed without prejudice.
As of September 30, 2020, the Company was a defendant in an aggregate of 12 professional and general liability actions, primarily commenced on behalf of one of our former patients and 11 of our current or prior tenant’s former patients.
The Company established a self-insurance reserve for its professional and general liability claims, included within “Accrued expenses” on the Company’s consolidated balance sheets of $0.1 million and $0.2 million as of September 30, 2021 and December 31, 2020, respectively. Additionally, as of September 30, 2021 and December 31, 2020, $0.1 million and $0.1 million, respectively, was reserved for settlement amounts in “Accounts payable” on the Company’s consolidated balance sheets. For additional information regarding the Company’s self-insurance reserve, see Note 14—
Commitments and Contingencies
in Part II, Item 8, “Financial Statements and Supplementary Data”,
included in the Annual Report.
Ohio Attorney General Action.
On January 15, 2020, the Ohio Attorney General (the “OAG”) voluntarily dismissed with prejudice all claims pending against the Company, certain subsidiaries of the Company, and certain other parties, in an action they filed on October 27, 2016, in the Court of Common Pleas, Franklin County, Ohio. The dismissed lawsuit alleged that defendants, including the Company, submitted improper Medicaid claims for independent laboratory services for glucose blood tests and capillary blood draws and further alleged that defendants (i) engaged in deception, (ii) willfully received Medicaid payments to which they were not entitled or in a greater amount than that to which they were entitled, and (iii) obtained payments under the Medicaid program to which they were not entitled pursuant to their provider agreements and applicable Medicaid rules and regulations. The OAG sought, among other things, triple the amount of damages proven at trial (plus interest) and not less than $5,000 and not more than $10,000 for each deceptive claim or falsification. As previously disclosed, the Company had received a letter from the OAG in February 2014 offering to settle its claims against the defendants for improper Medicaid claims related to glucose blood tests and capillary blood draws for a payment of approximately $1.0 million, which offer the Company declined. The January 15, 2020 dismissal of the case with prejudice renders all claims against the Company moot.